RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Schedule of nature of the relationships with related parties
Name	Relationship with the Company

Mr. Xu	Shareholder
Dallsfield Ltd.	Controlled by Mr.Xu
Rizhao Yinxingshu Equity Investment Fund, L.P	Controlled by Mr. Xu
Beijing Shiletao Ecommerce Co., Ltd.	Controlled by Mr. Xu
Noodles Dao (HK) Co., Ltd.	Controlled by Xiaoxia Zhu
Hong Kong Sunward Fishery Restaurant Management Co., Ltd.	Controlled by Xiaoxia Zhu
Nanjing Xinzijing Sunward Fishery Restaurant Co., Ltd.	Controlled by Xiaoxia Zhu
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd.	Controlled by Xiaoxia Zhu
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd.	Controlled by Xiaoxia Zhu
Ningbo Jingzhou Sunward Logistics Co., Ltd.	Controlled by Xiaoxia Zhu
Zhejiang Sunward Fishery Restaurant Co., Ltd.	Controlled by Xiaoxia Zhu
Shanghai MIN Group Co., Ltd.	Controlled by Huimin Wang
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co.,Ltd.	Controlled by Huimin Wang
WM Ming Hotel	Controlled by Huimin Wang
Shanghai MIN Hongshi Trading Co., Ltd.	Controlled by Huimin Wang

Schedule of balances due from/to the related parties

	December 31,		December 31,
	2014		2015
Amount due to Dallsfield Ltd.	250,000	(ii)	-
Amount due to Rizhao Yinxingshu Equity Investment Fund, L.P	32,717,713	(ii)	-
Amount due to Beijing Shiletao Ecommerce Co., Ltd.	969,927	(ii)	-
Amount due to Mr. Xu	28,027,637	(ii)	-
Amount due to Shanghai MIN Hongshi Trading Co., Ltd.	-		319,767	(iii)
Total	$61,965,277		$319,767

(ii)
The amounts represents the funds provided by Mr. Xu, to support the working capital for the Group's daily operations, which was included in the indebtedness from Mr. Xu and had been converted into ordinary shares immediately after the completion of the IPO.

(iii)	The amounts represents the payables to related parties who sell products on JMU online platform.
	December 31,
	2015

Amount due from Noodles Dao (HK) Co., Ltd.	$74,187	(i)
Amount due from Hong Kong Sunward Fishery Restaurant Management Co., Ltd.	70,962	(i)
Amount due from Nanjing Xinzijing Sunward Fishery Restaurant Co., Ltd.	29,469	(i)
Amount due from Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd.	29,831	(i)
Amount due from Nanjing Yongji Sunward Fishery Restaurant Co., Ltd.	13,015	(i)
Amount due from Ningbo Jingzhou Sunward Logistics Co., Ltd.	149,033	(i)
Amount due from Zhejiang Sunward Fishery Restaurant Co., Ltd.	128,845	(i)
Amount due from Shanghai MIN Group Co., Ltd.	48,643	(i)
Amount due from Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co.,Ltd.	260,623	(i)
Amount due from WM Ming Hotel	1,815	(i)
Total	$806,423

(i)	The amounts represents the receivables from related parties who purchase product on JMU online platform.

Schedule of related party transactions

Rental expense to:	For the year ended December 31,2015
Amount due to Shanghai MIN Group Co., Ltd.	$335,249
Total	$335,249

Revenue from:	For the year ended December 31, 2015
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co.,Ltd.	$393,147
Ningbo Jingzhou Sunward Logistics Co., Ltd.	58,560
Nanjing Xinzijing Sunward Fishery Restaurant Co., Ltd.	38,179
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd.	32,726
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd.	17,573
WM Ming Hotel	1,573
Total	$541,758